Basis of Presentation and Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) per Common Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Numerator:
Allocation of net income, basic	$ 8,345,749	$ 14,109,020
Allocation of net income, diluted	$ 8,345,749	$ 14,109,020
Denominator:
Basic weighted average common stock outstanding	39,824,375	36,602,740
Diluted weighted average common stock outstanding	39,824,375	36,602,740
Basic net income per common stock	$ 0.21	$ 0.39
Diluted net income per common stock	$ 0.21	$ 0.39
Common Class F [Member]
Numerator:
Allocation of net income, basic	$ 2,095,639	$ 3,813,712
Allocation of net income, diluted	$ 2,095,639	$ 3,813,712
Denominator:
Basic weighted average common stock outstanding	10,000,000	9,893,836
Diluted weighted average common stock outstanding	10,000,000	9,893,836
Basic net income per common stock	$ 0.21	$ 0.39
Diluted net income per common stock	$ 0.21	$ 0.39